Other notes to the unaudited Condensed Consolidated Interim Financial Statements	6 Months Ended
Jun. 30, 2022
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Other notes to the unaudited Condensed Consolidated Interim Financial Statements	Other notes to the unaudited Condensed Consolidated Interim Financial Statements
Consolidated Statement of Income

Interest and other income

Quarters			$ million	Half year
Q2 2022	Q1 2022	Q2 2021		2022	2021
993	(737)	134	Interest and other income/(expenses)	257	2,590
			of which:
144	111	95	Interest income	255	230
198	1	34	Dividend income (from investments in equity securities)	199	35
334	193	(55)	Net gains on sales and revaluation of non-current assets and businesses	527	2,018
166	15	4	Net foreign exchange gains/(losses) on financing activities	182	90
151	(1,057)	56	Other	(907)	217
For the first quarter 2022, Other includes the write-down of the loan to Nord Stream 2 amounting to $1,126 million. See Note 9.
Condensed Consolidated Balance Sheet
Application of IAS 29 Financial Reporting in Hyperinflationary Economies
As from the second quarter 2022, Shell applies IAS 29 Financial Reporting in Hyperinflationary Economies (IAS 29) for its Turkish lira functional currency entities. The application of IAS 29 had no significant impact.
Deferred tax

$ million
	June 30, 2022	December 31, 2021
Non-current assets
Deferred tax	8,575	12,426
Non-current liabilities
Deferred tax	16,145	12,547
Net deferred liability	(7,570)	(121)
The presentation in the balance sheet takes into consideration the offsetting of deferred tax assets and deferred tax liabilities within the same tax jurisdiction, where this is permitted. The overall deferred tax position in a particular tax jurisdiction determines if a deferred tax balance related to that jurisdiction is presented within deferred tax assets or deferred tax liabilities.

Shell's net deferred tax position was a liability of $7,570 million at June 30, 2022 (December 31, 2021: $121 million). The increase in the net liability since December 31, 2021, was mainly driven by utilisation of tax losses ($2.4 billion), pension remeasurements ($2.4 billion) and impairment reversals ($1.8 billion).
On July 14, 2022, the Energy (Oil & Gas) Profits Levy Act 2022 (EPL) was enacted in the United Kingdom which applies an additional tax on the profits earned by oil and gas companies from the production of oil and gas on the United Kingdom Continental Shelf. The new tax will be applied to income generated after May 26, 2022 and its introduction is expected to have a negative impact of some $400 million on the deferred tax position recognised in the balance sheet at June 30, 2022.

Assets classified as held for sale

$ million
	June 30, 2022	December 31, 2021
Assets classified as held for sale	203	1,960
Liabilities directly associated with assets classified as held for sale	382	1,253
Assets classified as held for sale and associated liabilities at June 30, 2022 relate to one entity held for sale. The major classes of assets and liabilities classified as held for sale are Property, plant and equipment ($129 million; December 31, 2021: $896 million) and Trade and other payables ($228 million; December 31, 2021: $375 million).
Retirement benefits

$ million
	June 30, 2022	December 31, 2021
Non-current assets
Retirement benefits	14,973	8,471
Non-current liabilities
Retirement benefits	8,693	11,325
Surplus/(deficit)	6,280	(2,854)

Amounts recognised in the balance sheet in relation to defined benefit plans include both plan assets and obligations that are presented on a net basis on a plan-by-plan basis. The change of the net retirement benefit liability as at December 31, 2021, into the net retirement benefit asset as at June 30, 2022, is mainly driven by an increase of the market yield on high-quality corporate bonds in the USA, the UK and Eurozone as well as a decrease in long-term UK and Eurozone inflation rate expectations since the end of Q1 2022 partly offset by losses on plan assets.

Consolidated Statement of Cash Flows

Cash flow from operating activities - Other

Quarters			$ million	Half year
Q2 2022	Q1 2022	Q2 2021		2022	2021
1,706	1,876	561	Other	3,582	1,145

Cash flow from operating activities - Other for the second quarter 2022 includes $685 million of net inflows (first quarter 2022: $490 million; second quarter 2021: $710 million) due to the timing of payments relating to emissions and biofuel programmes in Europe and North America and $425 million (first quarter 2022: $115 million; second quarter 2021: $11 million) in relation to reversal of currency losses on Cash and cash equivalents.In the first quarter 2022, it also included $1,126 million for the write-down of the Nord Stream 2 loan (see Note 9).